Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net income / (loss)	$ (13,517,244)	$ (3,282,972)	$ 33,542,671
Adjustments to reconcile net income / (loss) to net cash provided by operating activities:
Vessel depreciation	13,877,730	10,966,621	10,757,177
Impairment loss	2,796,605	0	0
Amortization and write off of deferred charges	264,270	209,110	230,589
Share-based compensation	954,087	797,984	788,725
Unrealized (gain) / loss on derivatives	(1,374,060)	3,252,230	(2,222,685)
Gain on sale of vessel	0	0	(2,856,525)
Bad debt expense	0	134,294	0
(Increase) / decrease in:
Trade accounts receivable	(1,692,470)	272,933	(6,372,798)
Prepaid expenses	(231,108)	5,644	65,373
Other receivables	1,014,410	(1,781,200)	896,737
Inventories	1,958,129	(3,060,011)	(287,310)
Due from related companies	0	2,416,180	(2,416,180)
Increase / (decrease) in:
Trade accounts payable	(276,840)	(13,382)	2,114,784
Accrued expenses	1,533,460	1,315,887	152,277
Deferred revenues	(99,544)	(4,798)	(1,162,907)
Due to related companies	(396,528)	577,542	(244,587)
Net cash provided by operating activities	4,810,897	11,806,062	32,985,341
Cash flows from investing activities:
Cash paid for vessel acquisitions and capitalized expenses	(1,540,654)	(65,286,558)	(37,786,324)
Cash paid for vessels under construction	(7,188,614)	0	0
Net proceeds from sale of vessel	0	(15,274)	9,387,717
Net cash used in investing activities	(8,729,268)	(65,301,832)	(28,398,607)
Cash flows from financing activities:
Proceeds from issuance of common stock, net of commissions paid	0	0	2,685,602
Cash paid for share repurchase	(1,272,627)	(2,030,570)	(1,999,262)
Offering expenses paid	0	(137,330)	(12,427)
Loan arrangement fees paid	(355,000)	(479,750)	(150,000)
Contributions made by non-controlling shareholders	0	10,140,000	0
Proceeds from long-term bank loans	16,000,000	46,500,000	20,000,000
Repayment of long-term bank loans	(12,645,000)	(23,520,000)	(17,515,000)
Net cash provided by financing activities	1,727,373	30,472,350	3,008,913
Net increase / (decrease) in cash, cash equivalents and restricted cash	(2,190,998)	(23,023,420)	7,595,647
Cash, cash equivalents and restricted cash at beginning of year	14,099,593	37,123,013	29,527,366
Cash, cash equivalents and restricted cash at end of year	11,908,595	14,099,593	37,123,013
Cash Breakdown
Cash and cash equivalents	6,711,327	8,002,024	34,042,150
Restricted cash, current	1,587,268	2,797,569	1,195,863
Restricted cash, long term	3,610,000	3,300,000	1,885,000
Total cash, cash equivalents and restricted cash shown in the statement of cash flows	11,908,595	14,099,593	37,123,013
Supplemental cash flow information
Cash paid for interest	7,588,550	5,950,733	3,366,221
Financing and investing activities fees:
Capital expenditures included in liabilities	28,864	230,465	44,309
Vessel sale expenses included in liabilities	$ 0	$ 0	$ 15,274